Organization and Principal Activities (Tables)	6 Months Ended
Mar. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities	The Company mainly sells battery packs, battery cells, and electric bicycles (“e-bicycle”) in the PRC. The unaudited interim condensed consolidated financial statements (“CFS”) reflect the activities of EZGO and each of the following entities as of March 31, 2024:
Name	Date of Incorporation / acquisition	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
China EZGO Group Ltd. (formerly known as Hong Kong JKC Group Co., Ltd., “EZGO HK”)	February 13, 2019	Hong Kong (“HK”)	100%	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd.	August 6, 2021	PRC	100%	Investment holding company
EZGO Technologies Group Co., Ltd. (formerly known as Changzhou Jiekai Enterprise Management Co., Ltd., Wholly Foreign-owned Enterprise, “WFOE” or “Changzhou EZGO”)	June 12, 2019	PRC	100%	Investment holding company
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”)	December 10, 2021	PRC	60%	Distribution and trade of battery packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”)	July 14, 2022	PRC	100%	Distribution and trade of battery packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”)	May 9, 2022	PRC	100%	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”)	July 13, 2022	PRC	100%	Production and sales of e-bicycles
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”)	July 14, 2022	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”)	January 25, 2023	PRC	100%	Investment holding company
Changzhou Higgs Intelligent Technology Co., Ltd. (“Changzhou Higgs”)	January 25, 2023	PRC	60%	Industrial automatic control device and system manufacturing
Changzhou Zhuyun Technology Co., Ltd. (“Changzhou Zhuyun”)	March 2, 2023	PRC	60%	Equipment maintenance and repairment

VIE and subsidiaries of VIE
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd. “Jiangsu EZGO”)	July 30, 2019	PRC	VIE	Investment holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014	PRC	80.87%	Sales of battery packs, battery cells, and e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018	PRC	51%	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)
Hangzhou Rongyi Electric Technology Partnership (“Hangzhou Rongyi”)	September 18, 2023	PRC	99%	Holding company

Schedule of Unaudited Selected Financial Information of the VIE	The following unaudited selected financial information of the VIE and its wholly owned subsidiaries were included in the accompanying CFS as of March 31, 2023 and 2024 and for the six months ended March 31, 2023 and 2024:
	As of March 31,
	2023	2024
Cash	$447,012	$15,592
Restricted cash	3,530	851
Amount due from non-VIE	13,407,878	15,868,307
Amount due from EZGO	857,692	1,275,408
Other	13,859,700	7,058,995
Total current assets	28,575,812	24,219,153
Total non-current assets	4,506,613	2,511,318
Total assets	$33,082,425	$26,730,471

Amount due to non-VIE	$-	$-
Amount due to EZGO	2,947,954	2,938,068
Current liabilities of discontinued operation	729,034	708,773
Other	11,559,299	7,193,420
Total current liabilities	15,236,287	10,840,261
Total non-current liabilities	12,813,792	12,220,215
Total liabilities	$28,050,079	$23,060,476

	Six Months Ended March 31,
	2023	2024
Revenues	$3,980,259	$1,771,330
Loss from operations	(1,141,536)	(1,511,412)
Other loss, net	(2,399,975)	(249,921)
Net loss from continuing operations	(3,613,953)	(2,114,355)
Income from discontinued operation, net of tax	131	30
Net loss	(3,613,822)	(2,114,325)
Net loss attributable to EZGO’s shareholders	(3,412,774)	(1,502,468)

Net cash (used in)/ provided by operating activities	3,519,614	(1,372,092)
Net cash (used in)/ provided by investing activities	(3,210,633)	691,729
Net cash (used in)/ provided by financing activities	(1,533,739)	739,170